EQUITY ISSUANCE - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				2 Months Ended
	Aug. 13, 2025	Jun. 30, 2025	Feb. 12, 2025	Sep. 30, 2025
Subsidiary, Sale of Stock [Line Items]
Warrants expiration term			5 years
Warrants exercisable, price per share			$ 1.69
Payments of stock issuance costs			$ 2,711
Proceeds from issuance of common stock net of issuance cost		$ 37,289
Maximum aggregate offering amount	$ 75,000
Offering price			$ 1.39
Number of warrants issued to purchase ordinary shares			23,021,582
Number of ordinary shares issued			28,776,978
Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of stock issuance costs				$ 798
Proceeds from issuance of common stock net of issuance cost				$ 7,927
Number of ordinary shares issued				4,894,936